Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation
1
8
. Share-based compensation

Share-based compensation was recognized in operating expenses for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenue	43	410	(387)
Selling expenses	6,514	10,642	(475)
General and administrative expenses	87,980	40,820	(665)
Research and development expenses	421	381	(297)

	94,958	52,253	(1,824)

Share Options before 2019
During the year ended December 31, 201
8
, the Group granted a total of 316,360 share options which have a vesting condition of one year.
The following table sets forth the activities under the Company’s share options for the years ended December 31, 2019:

	Number of options	Weighted Average exercise price	Aggregate intrinsic value
			RMB
Outstanding at January 1, 2019	11,096,360	0.55
Granted	—	—
Exercised	(7,420,000)	0.56
Forfeited	(3,676,360)	0.52

Outstanding at December 31, 2019	—	—	—

Exercisable at December 31, 2019	—	—	—

The weighted average grant date fair value of options granted during 2018 was RMB 1.22 per share. The total intrinsic value of options exercised during 2018 was RMB nil thousand.
Global Share Incentive Plan
In June 2019, the Company adopted a Global Share Incentive Plan (the “Global Plan”), which includes Option Plan, Restricted Shares Plan and Shares Award.
Option Plan
Under the Option Award Agreement, options which granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the Option Grant includes a condition where employees can only exercise vested options upon the occurrence of that the Company’s common shares become listed securities, which substantially creates a performance condition (“IPO Condition”). Meanwhile, the Company offers their employees broker-assisted cashless exercise programs to help the employees exercise their stock options without having to use their personal funds to pay for the exercise price. The options are classified as liability-classified award. As of December 31, 2019, the
Company granted 19,463,440 share options to certain of its employees.
The
Company finished its initial public offering
 in February 2020
, the share-based compensation cost
was
recognized accordingly.
During the year ended 2021, the Company granted 21,631,945 share options to employees pursuant to the Global Plan.
The following table summarized the Company’s activities under the Option Plan for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted Average exercise price (US$)
Outstanding at January 1, 2019	—	—
Granted	19,463,440	0.1607
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2019	19,463,440	0.1607

Vested and exercisable at December 31, 2019	—	—

Outstanding at January 1, 2020	19,463,440	0.1607
Granted	—	—
Exercised	(707,396)	0.1607
Forfeited	(2,601,993)	0.1607
Outstanding at December 31, 2020	16,154,051	0.1607

Vested and exercisable at December 31, 2020	5,004,126	0.1607

Outstanding at January 1, 2021	16,154,051	0.1607
Granted	21,631,945	0.1609
Exercised	(201,040)	0.1607
Forfeited	(740,231)	0.1607
Outstanding at December 31, 2021	36,844,725	0.1608

Vested and exercisable at December 31, 2021	11,884,664	0.1709

The following table summarizes information regarding the share options outstanding as of December 31, 2021:

	As of December 31, 2021
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$
				in thousand
Outstanding	36,844,725	0.1608	8.71	—
Exercisable	11,884,664	0.1709	7.97	—
Expected to vest	24,960,061	0.1560	9.07	—
The weighted average fair value of the options was US$ 0.2030 and US$ 0.0127 per option as of December 31, 2020 and 2021, respectively.
The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the fair value of the underlying stock at December 31, 2021.
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Weighted average
	2020	2021
Exercise price (US$)	0.1607	0.1608
Expected forfeiture rate (post-vesting)	8.30%	10.85%
Expected volatility	39.58%	40.57%
Excepted term (in years)	8.50	8.71
Expected dividend yield	0%	0%
Risk-free interest rate	0.7782%	1.4658%
Risk-free interest rate is estimated based on the yield curve of US Treasury BVAL Curve from Bloomberg as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

Employees Restricted Shares Plan
Under the Employees Restricted Shares Award Agreement, restricted shares which granted to employees vest upon satisfaction of a service condition and a performance condition, which is generally satisfied over four years. The restriction will be removed along with the satisfaction of the service condition. As of December 31, 2020, the Company granted 23,809,190 restricted common shares to certain senior management through Bodyguard Holding Limited (“Bodyguard”) as a holding platform. In March 2021, the Company granted additional 320,000 restricted shares to the senior management pursuant to the Global Plan.
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the years ended December 31, 2019, 2020 and 2021:

	Options to Employees	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2019	—	—
Granted	23,809,190	4.20
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2019	23,809,190	—

Non-vested at January 1, 2020	23,809,190	—
Granted	—	—
Vested	(7,000,739)	—
Forfeited	(3,475,844)	—

Non-vested at December 31, 2020	13,332,607	—

Non-vested at January 1, 2021	13,332,607	—
Granted	320,000	2.49
Vested	(4,925,510)	—
Forfeited	(613,553)	—

Non-vested at December 31, 2021	8,113,544	—

Restricted shares granted to employees are measured based on their grant-date fair values and recognized as compensation cost on a graded-vesting method over the requisite 2.25 to 4 years’ service period. The weighted average grant date fair value of restricted shares granted for the years ended December 31 2019, 2020 and 2021 were RMB 4.20 per share, nil and RMB 2.49 per share, respectively. As at December 31, 2019, 2020 and 2021, there were a total of RMB 27,102 thousand, RMB35,880 thousand and RMB 11,355 thousand share-based compensation expenses recognized, respectively. As of December 31, 2021, there was RMB 11,883 thousand unrecognized share-based compensation.
Shares Award
Under the Shares Award Agreement, 14,229,183 common shares were awarded to Mr. Cunjun Ma directly through an entity wholly owned by Mr. Cunjun Ma with no consideration on June 30, 2019. The fair value of the shares awarded was RMB 4.20 per share, and a total of RMB 59,778 thousand share-based compensation expense was recognized on June 30, 2019. No shares were awarded during the year ended December 31, 2020 and 2021.